CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Common Stock and Additional Paid-in Capital [Member]	Accumulated Deficit [Member] USD ($)	Class A [Member] Common Stock and Additional Paid-in Capital [Member] USD ($)	Class B [Member] Common Stock and Additional Paid-in Capital [Member] USD ($)
Balance at Dec. 31, 2012	$ 302,183		$ (370,377)	$ 672,435	$ 125
Balance, shares at Dec. 31, 2012		83,591
Net loss	(7,677)		(7,677)
Dividends declared	(5,015)		(5,015)
Equity-based compensation (note 7)	184			184
Ending balance at Jun. 30, 2013	$ 289,675		$ (383,069)	$ 672,619	$ 125
Balance, shares at Jun. 30, 2013		83,591